Restricted cash - Additional Information (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of restricted cash [Line Items]
Restricted cash	[1]	$ 1,183	$ 1,429
BRAZIL
Disclosure of restricted cash [Line Items]
Restricted cash		$ 1,183	$ 1,429

[1]	As of December 31, 2021, the restricted cash includes US$ 1,183 (December 31, 2020—US$ 1,429), which Itaú Bank in Brazil holds. These deposits are not available for use by the other entities within the Group. This amount refers to the guarantee granted related to BNDES and Itau loans. Refer to note 16 for additional details.